Basis of Presentation and Going Concern (Details Narrative) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basis Of Presentation And Going Concern Details Narrative
Accumulated deficit	$ 663,054	$ 622,582	$ 166,129